Current and future income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Current and Future Income Taxes [Abstract]
Schedule of taxable income
Expiry date	$

2029	65,242
2030	1,102,400
2031	1,159,614
2033	4,275,931

Components of future tax assets
	2013 $	2012 $

Non-capital losses carried forward	1,822,341	323,910
Financing costs	4,115	4,302
Scientific research and development	121,490	11,193

	1,947,946	339,405
Valuation allowance	(1,947,946)	(339,405)

Net future tax assets	-	-

Schedule of difference between income tax rate and statutory income tax rate
	2013 $	2012 $

Tax recovery at statutory income tax rates	(2,818,834)	(324,049)
Permanent differences	979,359	133,365
Effect of rate differentials between jurisdictions	320,965	-
Other	-	13,087
Effect of tax rate changes on future taxes	(305,647)	-
Change in valuation allowance	1,824,157	177,597

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